15. Major Customers Suppliers, Segment and Related Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
15.	Major Customers Suppliers, Segment and Related Information

Sales to individual customers that each accounted for at least 10% of the Company’s revenues were as follows:

Customers accounting for at least 10% of our revenues	Year Ended December 31,
	2011	2010
Customer A	34%	31%
Customer B	11%	24%
Customer C	11%	15%
Total sales to customers each representing more than 10% of revenues	56%	70%

Suppliers

The Company utilizes components and sub-assemblies produced by outside suppliers, some of which are sourced from a single supplier.  The Company maintains a good relationship with its sole source suppliers and it has been their policy to notify the Company well in advance of the end of life of a particular component so that it is able to make the necessary final orders and/or design modifications to support the replacement technology.  However, if shortages of critical components occur, or quality problems arise, then production schedules could be significantly delayed or costs significantly increased, which could in turn have a material adverse effect on the Company’s financial condition, results of operation and cash flows.

Segment and Related Information

The Company presents its business as one reportable segment due to the similarity in nature of products sold and customer markets. The Company’s Chief Executive Officer reviews financial information on our visualization products on a consolidated basis. The Company is in the business of designing, manufacturing and selling visualization systems for the medical market for use in minimally invasive surgical procedures. All of the Company’s revenues are substantially derived from sales of visualization systems and related services.

The following table summarizes revenues by geographic region. Revenues are attributed to countries based on customer location.

	Years Ended December 31,
	2011	2010
United States	$2,076,050	$2,490,878
Germany (A)	5,259,848	4,376,488
Other	3,443,757	1,173,682
Total Revenues	$10,779,655	$8,041,048

(A)
The Company’s OEM products are sold to companies who resell the products in various geographic regions.  Although several of the Company’s OEM customers are Germany based companies, much of that product is resold into other countries.